SHORT-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS, NET
Summary of short-term investments available for sale products

	As of December 31,
	2022	2023
	RMB	RMB	US$
Debt securities:
Held-to-maturity time deposit	1,373,910,523	635,039,118	89,443,389
Equity securities:
Marketable wealth management products	567,522,325	—	—
Marketable equity securities	—	253,865	35,756
Less: allowance for short-term investments	—	(222,589)	(31,351)
Total short-term investments	1,941,432,848	635,070,394	89,447,794

Schedule of movements in the allowance for short-term investments

	As of December 31,
	2023
	RMB	US$
Balance as of January 1	—	—
Adjustment due to the adoption of ASC 326	747,264	105,250
Reversal	(524,675)	(73,899)
Balance as of December 31	222,589	31,351